NOTE 4. OTHER FINANCING RECEIVABLES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Gross other financing receivables	$ 242,543	$ 12,843
Less: Provision for credit losses	(7,194)	(11)
Net other financing receivables, net	235,349	12,832
Less than 90 days
Gross other financing receivables	16,269	229
Over 90 days
Gross other financing receivables	18,115	0
Past Due
Gross other financing receivables	34,384	229
Less: Provision for credit losses	(7,194)	(11)
Net other financing receivables, net	$ 27,190	$ 218